Long-term debt - Reconciliation (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)
Long-term debt
Balance at beginning of year			R 102,643	R 167,197
Loans raised			88	26,057
Loans repaid			(12,086)	(61,454)
Interest accrued			936	305
Amortisation of loan costs			132	160
Disposal of business				(2,673)
Transfer to disposal groups held for sale				(939)
Translation of foreign operations			13,121	(26,010)
Balance at end of year			R 104,834	102,643
Bonds issued in March 2021
Long-term debt
Loans raised	R 23,100	$ 1,500
Revolving credit facility | Sasol Financing International Limited
Long-term debt
Loans repaid				(55,400)	$ (3,600)
Term loans | Sasol Financing International Limited
Long-term debt
Loans repaid				R (5,400)	$ (350)